EXPLORATION AND EVALUATION PROPERTY (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Exploration And Evaluation Property [Abstract]
Disclosure of exploration and evaluation property [Table Text Block]
	Opening			Ending
	Balance	Expenditures	Impairment	Balance
Albany Property	$	$	$	$

For the year ended March 31, 2021	25,065,071	1,094,658	-	26,159,729

For the year ended March 31, 2022	26,159,729	512,206	(26,671,935)	-

Disclosure of net loss and comprehensive loss from discontinued operations [Table Text Block]
	For the year	For the year
	ended	ended
	March 31,	March 31,
	2022	2021
	$	$

Expenses
Impairment of exploration and evaluation assets	26,671,935	-
Loss from discontinued operations	26,671,935	-

Disclosure of net cash flows from discontinued operations [Table Text Block]
	For the year	For the year
	ended	ended
	March 31,	March 31,
	2022	2021
	$	$

Operating cash flows used in discontinued operations	-	-

Investing cash flows used in discontinued operations	(316,698)	(1,111,693)

Financing cash flows used in discontinued operations	-	-